VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Current Assets
Cash and cash equivalents	$ 801		$ 3,678
Accounts receivable	2,611		2,427
Inventories	747		771
Other current assets	1,339		1,419
Current assets of discontinued operations (Note 4)	235		3,077
Total current assets	5,733		11,372
Property, plant and equipment, net	77,501		69,451
Equity Investments	10,636		9,240
Goodwill	13,670	$ 9,490	12,532	$ 9,490
Regulatory Assets (Note 13)	2,682		2,330
Other Long-Term Assets (Note 15)	2,410		2,881
Long-Term Assets of Discontinued Operations (Note 4)	136		12,433
Total assets	118,243		125,034
Current Liabilities
Accounts payable and other	5,297		4,305
Accrued interest	828		913
Current portion of long-term debt	2,955		2,938
Current liabilities of discontinued operations (Note 4)	170		2,682
Total current liabilities	10,511		11,817
Regulatory Liabilities	5,303		4,703
Deferred Income Tax Liabilities	6,884		6,972
Long-Term Liabilities of Discontinued Operations (Note 4)	110		1,280
Total liabilities	79,883		86,026
VIE, Primary Beneficiary
Current Assets
Cash and cash equivalents	311		188
Accounts receivable	839		473
Inventories	205		90
Other current assets	121		49
Current assets of discontinued operations (Note 4)	0		5
Total current assets	1,476		805
Property, plant and equipment, net	49,904		27,477
Equity Investments	865		823
Restricted Investments	950		0
Goodwill	479		439
Regulatory Assets (Note 13)	53		12
Other Long-Term Assets (Note 15)	59		0
Long-Term Assets of Discontinued Operations (Note 4)	0		172
Total assets	53,786		29,728
Current Liabilities
Accounts payable and other	1,866		1,092
Accrued interest	202		210
Current portion of long-term debt	2,062		28
Current liabilities of discontinued operations (Note 4)	0		43
Total current liabilities	4,130		1,373
Regulatory Liabilities	1,232		280
Other Long-Term Liabilities	70		46
Deferred Income Tax Liabilities	7		22
Long-Term Debt	12,387		11,388
Long-Term Liabilities of Discontinued Operations (Note 4)	0		10
Total liabilities	$ 17,826		$ 13,119